ENDURANCE EXPLORATION GROUP, INC.- Statement of Stockholders' Equity - USD ($)	Common Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated (Deficit)	Total
Balance, Value at Dec. 31, 2013	$ 357,709	$ 133	$ 4,891,686	$ (4,940,214)	$ 309,314
Balance, Shares at Dec. 31, 2013	35,770,947	13,333
Issuance of Stock, Value | Previously unissued shares	$ 133	$ (133)
Issuance of Stock, Value | Common shares for debt	4,200		104,880		109,080
Issuance of Stock, Value | Common shares for services	$ 2,926		70,224		73,150
Issuance of Stock, Shares | Previously unissued shares	13,333
Issuance of Stock, Shares | Common shares for debt	420,000
Issuance of Stock, Shares | Common shares for services	292,600
Sale of common shares, Value	$ 1,320		31,680		33,000
Sale of common shares, Shares	132,000
Miscellaneous adjustment, Value	$ 1				1
Net Income (Loss)				(684,114)	(684,114)
Issuance of Stock | Previously unissued shares	133	$ (133)
Issuance of Stock | Common shares for debt	4,200		104,880		109,080
Issuance of Stock | Common shares for services	2,926		70,224		73,150
Balance, Value at Dec. 31, 2014	$ 366,289		5,098,470	(5,624,328)	(159,569)
Balance, Shares at Dec. 31, 2014	36,628,860
Issuance of Stock, Value | Common shares for debt	$ 12,000		288,000		300,000
Issuance of Stock, Value | Common shares for services	$ 23,255		558,122		581,377
Issuance of Stock, Shares | Common shares for debt	1,200,000
Issuance of Stock, Shares | Common shares for services	2,325,509
Sale of common shares, Value	$ 28,700		396,132		424,832
Sale of common shares, Shares	2,870,000
Net Income (Loss)				(973,512)	(973,512)
Issuance of Stock | Common shares for debt	$ 12,000		288,000		300,000
Issuance of Stock | Common shares for services	23,255		558,122		581,377
Issuance of Stock | Options issued as stock issuance costs			180,000		180,000
Balance, Value at Dec. 31, 2015	$ 430,244		$ 6,520,724	$ (6,597,840)	$ 353,128
Balance, Shares at Dec. 31, 2015	43,024,369